Note 19 - Parent Company (Details) - Condensed Statement of Income and Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME
Total income									$ 27,874	$ 28,178	$ 28,746
EXPENSES
Interest expense	1,005	999	1,033	1,033	1,136	1,328	1,357	1,429	4,070	5,250	6,447
Income before income tax benefit	2,438	2,447	2,025	2,262	2,321	2,386	2,161	2,139	9,172	9,007	7,943
Income tax benefit	550	529	414	499	500	521	476	482	1,992	1,979	1,662
NET INCOME	1,888	1,918	1,611	1,763	1,821	1,865	1,685	1,657	7,180	7,028	6,281
Comprehensive Income (Loss)									11,965	(600)	7,131
Parent Company [Member]
INCOME
Dividends from subsidiary bank									3,142	2,198	2,327
Other									8	5	8
Total income									3,150	2,203	2,335
EXPENSES
Interest expense									304	361	417
Other									816	475	594
Total expenses									1,120	836	1,011
Income before income tax benefit									2,030	1,367	1,324
Income tax benefit									(378)	(283)	(342)
Income before equity in undistributed net income of subsidiaries									2,408	1,650	1,666
Equity in undistributed net income of subsidiaries									4,772	5,378	4,615
NET INCOME									7,180	7,028	6,281
Comprehensive Income (Loss)									$ 11,965	$ (600)	$ 7,131